Description of Business	6 Months Ended
Jun. 30, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

 NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Midstream Partners L.P. (“Navios Midstream” or the “Company”) (NYSE: NAP), was formed in The Republic of the Marshall Islands on October 13, 2014. Navios Maritime Midstream Partners GP LLC (the “General Partner”), a Marshall Islands limited liability company and wholly-owned subsidiary of Navios Maritime Acquisition Corporation (“Navios Acquisition”), was also formed on that date to act as the General Partner of Navios Midstream and receive a 2.0% general partner interest.

Navios Midstream’s principal activity is to own, operate and acquire crude oil tankers under long-term employment contracts as well as refined petroleum product tankers, chemical tankers, and LPG tankers under long-term employment contracts. The Company intends to charter the vessels under long-term employment contracts to international oil companies, refiners, and large vessel operators.

On June 18, 2018, in accordance with the terms of the Partnership Agreement all of the issued and outstanding 1,592,920 subordinated Series A units converted into Navios Midstream’s existing common units on a one-for-one basis. Following the conversion of subordinated Series A units into common units the capital allocated to the holders of the subordinated series A units was reclassified to the capital of the holders of the common units.

As of June 30, 2018, there were outstanding: 20,947,418 common units, no subordinated units, no subordinated Series A units and 427,499 general partnership units. As of June 30, 2018, Navios Acquisition owned a 59.0% limited partner interest in Navios Midstream, which included a 2.0% general partner interest.

As of June 30, 2018, the Company owned six very large crude carriers (“VLCC”) tanker vessels.

As of June 30, 2018, the entities included in these condensed consolidated financial statements were:

Company name	Vessel name	Country of incorporation	2018	2017
Navios Maritime Midstream Operating LLC	N/A	Marshall Islands	1/1-6/30	1/1-6/30
Navios Maritime Midstream Partners L.P.	N/A	Marshall Islands	1/1-6/30	1/1-6/30
Navios Maritime Midstream Partners Finance (US) Inc.	N/A	Delaware	1/1-6/30	1/1-6/30
Shinyo Kannika Limited	Shinyo Kannika	Hong Kong(1)	1/1-3/22	1/1-6/30
Shinyo Ocean Limited	Shinyo Ocean	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Saowalak Limited	Shinyo Saowalak	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Kieran Limited	Shinyo Kieran	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Dream Limited	C. Dream	Hong Kong	1/1-6/30	1/1-6/30
Sikinos Shipping Corporation	Nave Celeste	Marshall Islands	1/1-6/30	1/1-6/30
Kerkyra Shipping Corporation	Nave Galactic	Marshall Islands(2)	3/29-6/30	—

(1)The vessel Shinyo Kannika was sold to an unaffiliated third party on March 22, 2018.

(2)The vessel Nave Galactic was acquired from Navios Acquisition on March 29, 2018.